Going Concern (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Jun. 27, 2018
Going Concern Details
Shareholders deficit	$ (773,426)	$ 702,555
Accumulated deficit	$ (36,281,611)	$ 35,018,351
GHS Investments to purchase in stock			$ 15,000,000